Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Acquisitions
Schedule of Pro Forma Financial Information

The following pro forma results (in thousands) do not include any cost savings or other synergies that may result from the acquisition or any estimated costs that have been or will be incurred by the Company to integrate the properties acquired. The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of the period, nor are they necessarily indicative of future results.

	For the Years Ended December 31,
	2015	2014
Revenues	$199,746	$170,970
Operating expenses	$270,932	$104,254
Net income (loss)	$(42,047)	$75,288

October 2016 Acquisition
Acquisitions
Schedule summarizing the purchase price and allocation of fair value of assets acquired and liabilities assumed

The following table summarizes the preliminary purchase price and the preliminary estimated values of assets acquired and liabilities assumed (in thousands):

Preliminary Purchase Price	October 3, 2016
Consideration given
Cash	$419,044
Total consideration given	$419,044
Preliminary Allocation of Purchase Price
Proved oil and gas properties	$255,105
Unproved oil and gas properties	109,900
Total fair value of oil and gas properties acquired	365,005
Goodwill	$63,866
Working capital	(6,122)
Asset retirement obligations	(3,705)
Fair value of net assets acquired	$419,044
Working capital acquired was estimated as follows:
Revenue payable	$(1,888)
Production taxes payable	(3,350)
Accrued liabilities	(884)
Total working capital	$(6,122)
(1)

Goodwill is estimated to be approximately $63.9 million based on the preliminary allocation of purchase price. Goodwill is primarily attributable to a decrease in commodity prices from the time the acquisition was negotiated and commodity prices on October 3, 2016 and the operational and financial synergies expected to be realized from the acquisition.

August 2016 Acquisition
Acquisitions
Schedule summarizing the purchase price and allocation of fair value of assets acquired and liabilities assumed

The following table summarizes the preliminary purchase price and the preliminary estimated values of assets acquired and liabilities assumed (in thousands):

Preliminary Purchase Price	August 23, 2016
Consideration given
Cash	$13,674
Total consideration given	$13,674
Preliminary Allocation of Purchase Price
Proved oil and gas properties	$9,824
Unproved oil and gas properties	6,872
Total fair value of oil and gas properties acquired	16,696
Working capital	$—
Asset retirement obligations	(3,022)
Fair value of net assets acquired	$13,674
Working capital acquired was estimated as follows (1):
Accounts receivable	$—
Revenue payable	—
Production taxes payable	—
Total working capital	$—
(1)

The Company anticipates acquiring various working capital items such as accounts receivable, revenue payable and production taxes payable liabilities. These working capital adjustments will result in an adjustment to the purchase price at closing. At this time, the working capital adjustments could not be estimated.

March 2015 Acquisition
Acquisitions
Schedule summarizing the purchase price and allocation of fair value of assets acquired and liabilities assumed

The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	March 10, 2015
Consideration given
Cash	$120,524
Total consideration given	$120,524
Allocation of Purchase Price
Proved oil and gas properties	$80,952
Unproved oil and gas properties	69,450
Total fair value of oil and gas properties acquired	150,402
Working capital	$(1,996)
Asset retirement obligations	(27,882)
Fair value of net assets acquired	$120,524
Working capital acquired was estimated as follows:
Accounts receivable	$462
Revenue payable	(718)
Production taxes payable	(1,740)
Total working capital	$(1,996)

The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	March 10, 2015
Consideration given
Cash	$120,524
Total consideration given	$120,524
Allocation of Purchase Price
Proved oil and gas properties	$80,952
Unproved oil and gas properties	69,450
Total fair value of oil and gas properties acquired	150,402

Working capital	$(1,996)
Asset retirement obligations	(27,882)
Fair value of net assets acquired	$120,524
Working capital acquired was estimated as follows:
Accounts receivable	$462
Revenue payable	(718)
Production taxes payable	(1,740)
Total working capital	$(1,996)

Schedule of Pro Forma Financial Information

The following pro forma results (in thousands) do not include any cost savings or other synergies that may result from the acquisition or any estimated costs that have been or will be incurred by the Company to integrate the properties acquired. The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of the period, nor are they necessarily indicative of future results.

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Revenues	$72,902	$48,846	$183,399	$143,624
Operating expenses	$95,214	$64,422	$273,581	$178,658
Net income (loss)	$(37,267)	$18,650	$(210,400)	$(32,870)
Income (loss) per unit
Basic	$(0.11)	$0.07	$(0.63)	$(0.12)
Diluted	$(0.11)	$0.07	$(0.63)	$(0.12)